UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	American Heritage Growth Fund
	Portfolio of Investments
	October 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Biological Products, Except Diagnostic Substances- 3.61%
8,500	V.I. Technologies, Inc. *	6,800

Communications Services, NEC- 3.91%
1,000	Wireless Facilities, Inc. *	7,380

Cable & Other Pay Television Services- 5.35%
4,000	Charter Communications, Inc. *	10,080

Computer Communications Equipment- 3.29%
1,500	3Com Corp. *	6,210

Computer Integrated Systems Design- 4.77%
2,000	Sun Microsystems, Inc. *	9,000

Financial Services- 4.73%
750	Harris & Harris Group, Inc. *	8,918

Gold & Silver Ores- 1.51%
5,000	Canarc Resource Corp. *	2,845

In Vitro And In Vivo Diagnostic Substances- 0.81%
3,000	Aspenbio, Inc. *	1,530

Miscellaneous Metal Ores- 0.49%
500	Mems USA, Inc. *	925

Pharmaceutical Preparations- 13.88%
500	Oragenics, Inc. *	1,515
7,500	Millenia Hope, Inc. *	825
5,000	Nexmed, Inc. *	6,800
350	Teva Pharmaceutical Industries Ltd.	9,100
2,500	Avanir Pharmaceuticals *	7,925
		26,165

Radio And Television Broadcasting And Communication Equipment- 0.55%
55,000	Equity, Inc. *	1,045

Security Brokers, Dealers & Floatation Companies- 4.92%
1,500	Tradestation Group, Inc. *	9,285

Services-Commercial Physical & Biological Research- 5.35%
1,000	Crucell NV *	10,090

Services-Computer Integrated Systems Design - 5.49%
2,250	Simulations Plus, Inc. *	10,350

Services-Specialty Outpatient Facilities, NEC- 0.00%
5,000	FPA Medical Management, Inc. *	1

Semiconductors And Related Devices- 12.17%
3,500	Aware, Inc. *	10,255
300	Intel Corp.	6,678
750	Lumera Corp. *	6,015
		22,948

Software & Programming- 4.49%
3,000	International Microcomputer Software, Inc. *	2,910
1,000	Powerhouse Technology Group, Inc. *	5,550
		8,460

TOTAL COMMON STOCKS (Cost $191,311)- 75.33%		$142,032

TOTAL INVESTMENTS- 75.33%		$0

ASSETS LESS LIABILITIES- 24.67%		$46,526

NET ASSETS- 100.00%		$188,558

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
American Heritage Growth Fund

1. SECURITY TRANSACTIONS

At October 31, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $191,311 amounted to $49,280, which consisted of aggregate gross unrealized appreciation of
$10,606 and aggregate gross unrealized depreciation of $59,886.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 7, 2004

* Print the name and title of each signing officer under his or her signature.